Accounts Receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (77,723)	¥ (83,383)	¥ (122,039)
Reversal/(additional) of allowance for credit losses, net	(32,471)	(28,098)	30,192
Write-offs	2,994	33,758	8,464
Balance at end of the year	(107,200)	¥ (77,723)	¥ (83,383)
Collection of receivables	¥ 33,300